Derivative Financial Instruments - Forward foreign exchange contracts (Details) € in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) contract	Jun. 30, 2020 USD ($)	Jun. 30, 2021 EUR (€) contract $ / €
Forward foreign exchange contracts
Unrealized gain/(loss) on derivative financial instruments held for trading | $	$ 4,049	$ (9,140)	$ 31,457	$ (80,472)
Forward foreign exchange contracts held for trading
Forward foreign exchange contracts
Number of contract expired | contract			19
Unrealized gain/(loss) on derivative financial instruments held for trading | $	$ 331	$ 748	$ (587)	$ (604)
Forward foreign exchange contracts held for trading | EUR
Forward foreign exchange contracts
Notional amount | €					€ 28,500
GasLog with counterparty ABN Amro Bank NV, trade In March 2021 and settlement in July-September 2021 | EUR
Forward foreign exchange contracts
Trade date			March 2021
Number of contracts | contract					3
Settlement Date			July-September 2021
Notional amount | €					€ 7,500
GasLog with counterparty ABN Amro Bank NV, trade In March 2021 and settlement in July-September 2021 | EUR | Minimum
Forward foreign exchange contracts
Fixed Exchange Rate					1.1964
GasLog with counterparty ABN Amro Bank NV, trade In March 2021 and settlement in July-September 2021 | EUR | Maximum
Forward foreign exchange contracts
Fixed Exchange Rate					1.1980
GasLog with counterparty OCBC, trade in March 2021 and settlement in October-December 2021 | EUR
Forward foreign exchange contracts
Trade date			March 2021
Number of contracts | contract					3
Settlement Date			October-December 2021
Notional amount | €					€ 7,500
GasLog with counterparty OCBC, trade in March 2021 and settlement in October-December 2021 | EUR | Minimum
Forward foreign exchange contracts
Fixed Exchange Rate					1.1988
GasLog with counterparty OCBC, trade in March 2021 and settlement in October-December 2021 | EUR | Maximum
Forward foreign exchange contracts
Fixed Exchange Rate					1.2000
GasLog with counterparty DNB, trade in June 2021 and settlement in August-December 2021 | EUR
Forward foreign exchange contracts
Trade date			June 2021
Number of contracts | contract					5
Settlement Date			August-December 2021
Notional amount | €					€ 7,500
GasLog with counterparty DNB, trade in June 2021 and settlement in August-December 2021 | EUR | Minimum
Forward foreign exchange contracts
Fixed Exchange Rate					1.1973
GasLog with counterparty DNB, trade in June 2021 and settlement in August-December 2021 | EUR | Maximum
Forward foreign exchange contracts
Fixed Exchange Rate					1.2000
GasLog with counterparty Citibank Europe PLC UK, trade in June 2021 and settlement in October 2021-March 2022 | EUR
Forward foreign exchange contracts
Trade date			June 2021
Number of contracts | contract					6
Settlement Date			October 2021-March 2022
Notional amount | €					€ 6,000
GasLog with counterparty Citibank Europe PLC UK, trade in June 2021 and settlement in October 2021-March 2022 | EUR | Minimum
Forward foreign exchange contracts
Fixed Exchange Rate					1.1913
GasLog with counterparty Citibank Europe PLC UK, trade in June 2021 and settlement in October 2021-March 2022 | EUR | Maximum
Forward foreign exchange contracts
Fixed Exchange Rate					1.1955